INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 20      -       INCOME TAXES

A.	Approved Enterprise Status

Substantially all of Tower’s existing facilities and other capital investments have been granted approved enterprise status, as provided by the Investments Law.

Pursuant to the Investments Law and the approval certificates, Tower’s income is taxed at a rate of 20% in 2016. The portion of Tower’s taxable income that is not attributable to approved enterprise status is taxed at a rate of 25% in 2016 (“Regular Company Tax”).

The tax benefits are also conditioned upon fulfillment of the requirements stipulated by the letter of approval regarding Tower's facilities and other capital investments' approved enterprise status (“Ktav Ishur”), as well as by the Investments Law and the regulations promulgated thereunder, as well as the criteria set forth in the certificates of approval.

B.	Income Tax Provision

      The company’s income tax provision is as follows:

	Year Ended December 31,
	2016	2015	2014
Current tax expense (benefit):
Foreign (*)(**)	$5,948	$(8,473)	$2,814
Deferred tax expense (benefit):
Foreign(*)	(4,516)	(3,805)	(27,556)
Income tax expense (benefit)	$1,432	$(12,278)	$(24,742)

(*) Foreign are considered provisions for Tower’s subsidiaries outside Israel.

(**) Includes changes in unrecognized tax benefit, see D below.

	Year Ended December 31,
	2016	2015	2014
Profit (loss) before taxes:
Domestic	$168,668	$(59,797)	$78,677
Foreign	41,930	18,392	(104,791)
Total profit (loss) before taxes	$210,598	$(41,405)	$(26,114)

C.	Components of Deferred Tax Asset/Liability

The following is a summary of the components of the deferred tax benefit and liability reflected in the balance sheets as of the respective dates:

	As of December 31,
	2016	2015
Net deferred tax benefit - current:
Net operating loss carryforward	$797	$797
Employees benefits and compensation	3,895	3,984
Others	5,480	5,774
	10,172	10,555
Valuation allowance, see F below	(3,014)	(3,519)
Total net current deferred tax benefit	$7,158	$7,036

	As of December 31,
	2016	2015
Deferred tax liability, net - long-term :
Deferred tax assets:
Net operating loss carryforward	$306,496	$327,924
Employees benefits and compensation	2,405	2,164
Research and development	1,940	1,940
Others	3,403	1,814
	314,244	333,842
Valuation allowance, see F below	(279,898)	(304,195)
	$34,346	$29,647
Deferred tax liability:
Depreciation and amortization	(96,242)	(51,238)
Deferred tax related to gain on TPSCo acquisition	(30,653)	(44,423)
Others	(2,684)	(3,730)
Total long-term deferred tax liability, net	$(95,233)	$(69,744)

D.	Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance at January 1, 2016	$13,538
Additions for tax positions of current year	157
Expiration of prior years provision due to TJP closure	(6,472)
Additions for tax positions of prior years	779
Translation differences	967
Balance at December 31, 2016	$8,969

Unrecognized tax benefits
Balance at January 1, 2015	$24,961
Additions for tax positions of current year	(623)
Expiration of statute of limitation of prior years	(10,758)
Translation differences	(42)
Balance at December 31, 2015	$13,538

Unrecognized tax benefits
Balance at January 1, 2014	$25,676
Additions for tax positions of current year	51
Expiration of statute of limitation of prior years	--
Translation differences	(766)
Balance at December 31, 2014	$24,961

E.	Effective Income Tax Rates

The reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Year ended December 31,
	2016	2015	2014
Tax expense (benefit) computed at statutory rates	$52,650	$(10,972)	$(6,920)
Effect of different tax rates in different jurisdictions	(4,772)	6,108	(18,453)
Gain on acquisition	(10,450)	--	(33,280)
Tax benefits for which deferred taxes were not recorded	(23,489)	11,687	27,757
Unrecognized tax expense (benefit)	(6,212)	(11,153)	412
Permanent differences and other, net	(6,295)	(7,948)	5,742
Income tax expense (benefit)	$1,432	$(12,278)	$(24,742)

F.	Net Operating Loss Carryforward

On December 31, 2016, Tower had net operating loss carryforward for tax purposes of approximately 1.5 billion USD, which may be carried forward for an unlimited period of time. The Company establishes a valuation allowance for deferred tax assets (see C above) when it is unable to conclude that it is more-likely-than-not that such deferred tax assets will be realized. In making this determination, the Company evaluates both positive and negative evidences.

The future utilization of Tower US Holdings’ net operating loss carryforward to offset future taxable income is subject to an annual limitation as a result of ownership changes that have occurred. Additional limitations could apply if ownership changes occur in the future. Jazz has had two “change in ownership” events that limit the utilization of net operating loss carryforward. The first “change in ownership” event occurred in February 2007 upon Jazz Technologies’ acquisition of Jazz Semiconductor. The second “change in ownership” event occurred on September 19, 2008, upon Tower’s acquisition of Jazz. Jazz concluded that the net operating loss limitation for the change in ownership which occurred in September 2008 will be an annual utilization of approximately $2,100 in its tax return. On December 31, 2016, Tower US Holdings’ had federal net operating loss carryforward of approximately $26,000 that will begin to expire in 2022, unless previously utilized.

On December 31, 2016, Tower US Holdings had state net operating loss carryforward of $137,900 that are expected to begin expiring in 2017 unless previously utilized. The full utilization of the remaining state net operating loss carryforward may not be available in the foreseeable future and may be significantly decreased based on the state filing method to be elected by Tower US Holdings, as since 2009, it adopted the word-wide method for California state taxes purposes. Moving to other method may result in reduced available net operating loss carryforward.

As of December 31, 2016 and 2015, TPSCo had operating loss carryforward of approximately $0 and $5,000, respectively.

G.	Final Tax Assessments

Tower possesses final tax assessments through the year 1998. In addition, the tax assessments for the years 1999-2012 are deemed final.

Tower US holding is filing the consolidated tax return including Jazz and TJT. Tower US Holdings and its subsidiaries are subject to U.S. federal income tax as well as income tax in multiple state and foreign jurisdictions.

With few exceptions, Tower US Holdings is no longer subject to U.S. federal income tax examinations for 2010 and before, state and local income tax examinations for 2011 and before and foreign income tax examinations for 2012 and before. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses were generated and carried forward, and make adjustments up to the amount of the net operating loss carryforward amount.

During 2016, the U.S. tax authorities commenced a regulatory audit of the Tower US Holdings’ tax returns for the years 2011 through 2014. There is no indication to date as for the expected results of such audit, if any
TPSCo was established in March 2014 and is subject to an income tax rate (including corporate tax, local tax, business enterprise tax) of approximately 33.5% and 35% for 2016 and 2015, respectively.